Financial Instruments (Carrying Values And Estimated Fair Values) (Details) - CAD ($) $ in Millions	Aug. 31, 2020	Aug. 31, 2019
Disclosure of fair value measurement of assets [line items]
Long-term debt	$ 4,599	$ 5,350
Level 2 of fair value hierarchy [member] | Carrying Value [Member]
Disclosure of fair value measurement of assets [line items]
Long-term debt	4,548	5,308
Level 2 of fair value hierarchy [member] | Estimated Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Long-term debt	$ 5,613	$ 6,014